Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Net income per Ordinary Share:
Basic (in USD per share)	$ 2.38	$ 1.99	$ 6.43	$ 4.83
Diluted (in USD per share)	$ 2.36	$ 1.97	$ 6.38	$ 4.79